Details of Restricted Cash (Detail) In Thousands	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Reserve deposits with the Bank of Korea (BOK) KRW	Dec. 31, 2009 Reserve deposits with the Bank of Korea (BOK) KRW	Dec. 31, 2010 Investment KRW	Dec. 31, 2009 Investment KRW	Dec. 31, 2010 Other KRW	Dec. 31, 2009 Other KRW
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash (Note 4)	$ 4,916,582	5,558,687,000	7,973,917,000	4,202,466,000	6,729,167,000	1,096,820,000	845,155,000	259,401,000	399,595,000